Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Property and Equipment
Total Property and Equipment	$ 58,037		$ 58,037		$ 57,742	$ 51,834
Less: Accumulated Depreciation and Amortization	(44,535)		(44,535)		(44,321)	(48,550)
Total Property and Equipment, Net	13,502		13,502		13,421	3,284
Depreciation expense	400	$ 700	1,500	$ 1,800	2,200	3,100
Leasehold Improvements
Property and Equipment
Total Property and Equipment	927		927		1,680	1,680
Machinery and Equipment
Property and Equipment
Total Property and Equipment	29,420		29,420		29,537	19,440
Furniture and Fixtures
Property and Equipment
Total Property and Equipment	1,728		1,728		1,749	3,530
Capitalized Software
Property and Equipment
Total Property and Equipment	10,507		10,507		10,508	11,451
Equipment Under Capital Leases
Property and Equipment
Total Property and Equipment	12,488		12,488		12,488	12,917
Computer Equipment
Property and Equipment
Total Property and Equipment	1,626		1,626		1,626	2,662
Construction in Progress
Property and Equipment
Total Property and Equipment	$ 1,341		$ 1,341		$ 154	$ 154